Share-based payments - Movement on Ordinary Shares Granted for Significant Restricted Stock Plans (Detail) Unit_pure in Millions	12 Months Ended
Dec. 31, 2020 £ / shares
Executive Performance Share Plan [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 11.98
Weighted average fair value, Granted	7.42
Weighted average fair value, Forfeited	13.36
Weighted average fair value, Vested	14.81
Weighted average fair value, Non-vested ending balance	£ 9.43
Number of shares, Non-vested beginning balance	8.8
Number of shares, Granted	6.5
Number of shares, Forfeited	(2.0)
Number of shares, Vested	(0.3)
Number of shares, Non-vested ending balance	13.0
Performance Share Awards [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 10.81
Weighted average fair value, Granted	5.46
Weighted average fair value, Forfeited	7.87
Weighted average fair value, Vested	11.36
Weighted average fair value, Non-vested ending balance	£ 6.75
Number of shares, Non-vested beginning balance	2.6
Number of shares, Granted	3.3
Number of shares, Forfeited	(0.3)
Number of shares, Vested	(1.3)
Number of shares, Non-vested ending balance	4.3
Leaders, Partners and High Potential Group [member]
Disclosure of movement on ordinary shares granted for significant restricted stock plans [line items]
Weighted average fair value, Non-vested beginning balance	£ 9.74
Weighted average fair value, Granted	7.19
Weighted average fair value, Forfeited	8.79
Weighted average fair value, Vested	11.31
Weighted average fair value, Non-vested ending balance	£ 8.31
Number of shares, Non-vested beginning balance	9.3
Number of shares, Granted	4.9
Number of shares, Forfeited	(0.7)
Number of shares, Vested	(2.5)
Number of shares, Non-vested ending balance	11.0